Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		26 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (469,150)	$ (19,931)	$ (495,224)
Adjustments to reconcile net (loss) to cash (used) in exploration stage activities:
Interest expense-amortization on discount on convertible promissory notes	99,094		99,094
Impairment of mineral property option costs	225,000		225,000
Changes in current assets and liabilities:
(Increase) decrease in prepaid expense	(9,251)	(3,889)	(10,084)
Increase (decrease) in accounts payable and accrued liabilities	19,174		19,274
Net cash (used) in operating activities	(135,133)	(23,820)	(161,940)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of mineral claims	(205,000)		(205,000)
Net cash used in investing activities	(205,000)		(205,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Advances from related party	1,778	2,200	6,417
Proceeds from convertible notes payable	385,000		385,000
Proceeds from issuance of common stock			22,200
Net cash provided by financing activities	386,778	2,200	413,617
Increase (decrease) in cash during the period	46,645	(21,620)	46,677
Cash, beginning of period	32	21,660
Cash, end of period	46,677	40	46,677
Supplement cash flow information:
Cash paid for: Interest
Cash paid for: Taxes
Non-cash transactions:
Shares issued for acquisition of mineral property	$ 20,000		$ 20,000